Acquisitions	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Acquisitions	AcquisitionsOn December 22, 2025, the Company entered into an agreement with Stanley Black & Decker, Inc. (“Stanley Black & Decker”) to acquire Consolidated Aerospace Manufacturing, LLC (“CAM”), a wholly owned subsidiary of Stanley Black & Decker, for a cash purchase price of approximately $1,800 (the “Proposed CAM Acquisition”). The Proposed CAM Acquisition is expected to close in the first half of 2026, subject to customary closing conditions and regulatory approvals. Howmet intends to finance the Proposed CAM Acquisition through utilizing a variety of financing sources, which may include borrowing under its commercial paper program or debt facilities, the issuance of debt securities and cash on hand. On February 6, 2026, the Company acquired Brunner Manufacturing Co. Inc., a small privately-held manufacturer of high-quality fastener products in the U.S., for an all-cash purchase price of approximately $120. Both acquisitions will become part of the Fastening Systems segment.